AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 99.2%
Communication Services - 8.7%
Alphabet, Inc., Class A (United States)*	11,936	$1,672,233
Charter Communications, Inc., Class A (United States)*	2,708	1,003,883

Total Communication Services		2,676,116
Consumer Discretionary - 5.4%
Amazon.com, Inc. (United States)*	10,711	1,662,347
Consumer Staples - 8.5%
Diageo PLC (United Kingdom)	42,358	1,529,880
Unilever PLC (United Kingdom)	22,481	1,095,896

Total Consumer Staples		2,625,776
Financials - 18.0%
Fiserv, Inc. (United States)*	10,000	1,418,700
Intercontinental Exchange, Inc. (United States)	10,983	1,398,465
Mastercard, Inc., Class A (United States)	3,981	1,788,385
Moody's Corp. (United States)	2,378	932,271

Total Financials		5,537,821
Health Care - 25.1%
Becton Dickinson & Co. (United States)	3,811	910,105
Bio-Rad Laboratories, Inc., Class A (United States)*	1,968	631,512
Catalent, Inc. (United States)*	11,924	615,755
The Cooper Cos, Inc. (United States)	3,185	1,188,101
Elevance Health, Inc. (United States)	2,077	1,024,875
Illumina, Inc. (United States)*	1,784	255,130
Sonic Healthcare, Ltd. (Australia)	30,259	630,906
Thermo Fisher Scientific, Inc. (United States)	2,487	1,340,443
	Shares	Value

UnitedHealth Group, Inc. (United States)	2,225	$1,138,621

Total Health Care		7,735,448
Industrials - 30.2%
Aena SME SA (Spain)[1]	7,270	1,286,115
Airbus SE (France)	10,644	1,695,439
Automatic Data Processing, Inc. (United States)	2,487	611,255
BAE Systems PLC (United Kingdom)	54,958	818,680
Canadian Pacific Kansas City, Ltd. (Canada)	20,023	1,611,251
Equifax, Inc. (United States)	2,482	606,452
Safran SA (France)	5,878	1,097,475
Vinci, S.A. (France)	12,527	1,582,440

Total Industrials		9,309,107
Information Technology - 3.3%
Microsoft Corp. (United States)	2,535	1,007,865

Total Common Stocks (Cost $28,092,343)		30,554,480
Short-Term Investments - 0.8%
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[2]	99,875	99,875
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%[2]	149,812	149,812

Total Short-Term Investments (Cost $249,687)		249,687
Total Investments - 100.0% (Cost $28,342,030)		30,804,167
Other Assets, less Liabilities - 0.0%#		13,062
Net Assets - 100.0%		$30,817,229

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of this security amounted to $1,286,115 or 4.2% of net assets.
[2]	Yield shown represents the January 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$2,828,958	$6,480,149	—	$9,309,107
Health Care	7,104,542	630,906	—	7,735,448
Financials	5,537,821	—	—	5,537,821
Communication Services	2,676,116	—	—	2,676,116
Consumer Staples	—	2,625,776	—	2,625,776
Consumer Discretionary	1,662,347	—	—	1,662,347
Information Technology	1,007,865	—	—	1,007,865
Short-Term Investments
Other Investment Companies	249,687	—	—	249,687
Total Investments in Securities	$21,067,336	$9,736,831	—	$30,804,167

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	2.1
Canada	5.3
France	14.3
Spain	4.2
United Kingdom	11.3
United States	62.8
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.